Equity (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Equity [Abstract]
Schedule of Common Stock Available for Issuance

As of December 31, 2025, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Less:
Class A Common Stock outstanding	6,665,325
Reserve for conversion of Class B Common Stock	200,491
Reserve for exercise of common stock warrants	2,608,568
Reserve for Earnout shares	350,000
Stock options and RSUs	1,144,888
Awards available for grant under 2023 Equity Incentive Plan	171,192
Awards available for grant under 2023 Employee Stock Purchase Plan	68,705
Shares of Class A Common stock available for issuance	273,790,831

As of September 30, 2025, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Less:
Class A Common Stock outstanding	5,883,842
Reserve for conversion of Class B Common Stock	200,491
Reserve for exercise of common stock warrants	2,508,573
Reserve for Earnout Shares	350,000
Reserve for RaGE Earnout	64,280
Stock options and RSUs	1,564,028
Awards available for grant under 2023 Equity Incentive Plan	256,089
Reserve for issuance under 2023 Employee Stock Purchase Plan	68,705
Class A Common Stock available for issuance	274,103,993